Income tax (Schedule of Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income tax [Abstract]
Current tax	$ (41,927)	$ (111,371)	$ (101,456)
Deferred income tax (Note 18)	(5,936)	(391)	(4,784)
Tax expense (income), continuing operations	$ (47,863)	$ (111,762)	$ (106,240)